FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
95 WALL STREET
NEW YORK, NY 10005

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FIRST
INVESTORS
CASH
MANAGEMENT
FUND, INC.

FIRST
INVESTORS
TAX-EXEMPT
MONEY MARKET
FUND, INC.

SEMI-
ANNUAL
REPORT

JUNE 30, 1998



Chief Investment Officer's Market Overview Letter
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

We are pleased to present the semi-annual report for First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. for the six months ended June 30, 1998. Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June 30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Clark D. Wagner

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 1998




Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
June 30, 1998

------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Amount
                                                                                                                Invested
                                                                                                                For Each
Principal                                                               Interest                              $10,000 of
   Amount            Security                                               Rate*               Value         Net Assets
------------------------------------------------------------------------------------------------------------------------

                     CORPORATE NOTES--84.0%
 $   3,500M          Abbott Laboratories, 7/20/98                          5.60%         $  3,489,656            $   235
     1,000M          Anheuser Busch Co., Inc., 12/16/98                    5.70               998,607                 67
     1,250M          Associates Corp. of North America, 8/1/98             5.66             1,252,682                 84
     7,000M          Bell Atlantic Network Funding, Inc., 7/30/98          5.55             6,968,704                468
     6,000M          BellSouth Telecommunications, Inc., 7/8/98            5.75             5,993,292                403
     1,430M          Brown-Forman Corp., 7/10/98                           5.60             1,427,998                 96
     7,000M          Chevron USA, Inc., 8/28/98                            5.48             6,938,198                466
     2,592M          Coca-Cola Company, 8/5/98                             5.48             2,578,190                173
     6,000M          Consolidated Natural Gas Company, 7/17/98             5.54             5,985,227                402
     2,500M          Dresser Industries, Inc., 8/3/98                      5.57             2,487,235                167
     4,000M          Eastman Kodak Company, 8/3/98                         5.51             3,979,797                267
     2,000M          Eastman Kodak Company, 8/18/98                        5.58             1,985,120                133
     6,000M          Florida Power Corp., 7/29/98                          5.54             5,974,147                401
     2,000M          Ford Motor Credit Corp., 7/24/98                      5.50             1,992,972                134
       310M          Ford Motor Credit Corp., 1/15/99                      5.70               309,693                 21
     7,000M          General Electric Capital Corp., 8/31/98               5.53             6,934,408                465
     5,000M          Lubrizol Corporation, 9/10/98                         5.50             4,945,764                332
     5,800M          McGraw-Hill Cos., 7/27/98                             5.50             5,776,961                388
     6,000M          Nalco Chemical Co., 8/25/98                           5.55             5,949,125                400
     5,000M          National Rural Utilities Coop. Fin. Corp., 8/3/98     5.50             4,974,791                334
     2,000M          National Rural Utilities Coop. Fin. Corp., 8/25/98    5.50             1,983,194                133
       500M          Northern States Power Co., 2/1/99                     5.66               499,183                 34
     4,000M          Paccar Financial Corp., 9/10/98                       5.49             3,956,690                266
       700M          Pacific Gas & Electric Co., 12/15/98                  5.70               705,167                 47
     1,000M          PepsiCo, Inc. 11/1/98                                 5.64             1,005,648                 68
     6,000M          Pitney Bowes Credit, Inc., 7/1/98                     6.25             6,000,000                403
     5,000M          Schering Corp., 7/10/98                               5.80             4,992,750                336
     1,075M          Schering Corp., 7/14/98                               5.50             1,072,865                 72
     2,875M          Snap-On Tools Corp., 7/23/98 (Note 4)                 5.60             2,865,161                193
       600M          Southern California Edison Company, 12/15/98          5.70               599,502                 40
     4,000M          The Stanley Works, 9/10/98                            5.50             3,956,611                266
     3,000M          The Stanley Works, 9/22/98                            5.52             2,961,820                199
     5,000M          Texaco Inc., 9/22/98                                  5.48             4,936,828                332
     4,000M          USAA Capital Corp., 8/12/98                           5.50             3,956,000                266
     3,150M          Winn-Dixie Stores, Inc., 7/14/98                      5.51             3,143,732                211
     1,500M          Winn-Dixie Stores, Inc., 8/11/98                      5.52             1,490,570                100
------------------------------------------------------------------------------------------------------------------------
                     Total Value of Corporate Notes (cost $125,068,288)                   125,068,288              8,402
------------------------------------------------------------------------------------------------------------------------

                     U.S. GOVERNMENT AGENCY OBLIGATIONS--8.2%
     1,550M          Fannie Mae, 7/15/98                                   5.82             1,549,653                104
       500M          Fannie Mae, 8/12/98                                   5.51               499,892                 34
       475M          Fannie Mae, 9/4/98                                    5.72               475,073                 32
       400M          Fannie Mae, 12/10/98                                  5.65               399,209                 27
     2,005M          Federal Farm Credit Bank, 7/1/98                      5.76             2,005,000                135
     6,300M          Federal Home Loan Bank, 7/8/98                        5.52             6,300,500                423
       200M          Federal Home Loan Bank, 2/2/99                        5.78               199,907                 13
       750M          Freddie Mac, 9/14/98                                  5.61               748,554                 50
------------------------------------------------------------------------------------------------------------------------
                     Total Value of U.S. Government Agency Obligations
                       (cost $12,177,788)                                                  12,177,788                818
------------------------------------------------------------------------------------------------------------------------
                     FLOATING RATE NOTES--7.1%
     2,000M          Bankers Trust Co., 7/14/98                            5.82             1,999,984                134
     1,800M          IBM Credit Corp., 7/6/98                              5.73             1,799,984                121
     1,000M          IBM Credit Corp., 7/28/98                             6.06             1,000,298                 67
     2,900M          Key Bank N.A., 3/4/99                                 5.65             2,900,722                195
     2,800M          PNC Bank N.A., 9/16/98                                5.74             2,799,651                188
------------------------------------------------------------------------------------------------------------------------
                     Total Value of Floating Rate Notes (cost $10,500,639)                 10,500,639                705
------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $147,746,715)+                            99.3%          147,746,715              9,925
Other Assets, Less Liabilities                                               .7             1,121,334                 75
------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%         $148,868,049            $10,000
========================================================================================================================

 * The interest rates shown for the corporate notes and U.S. Government agency obligations are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the interest rates shown are the rates that were in effect at June 30, 1998.

 + Aggregate cost for federal income tax purposes is the same.

See notes to financial statements




Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 1998

------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Amount
                                                                                                                Invested
                                                                                                                For Each
Principal                                                                                                     $10,000 of
   Amount            Security                                                                      Value      Net Assets
------------------------------------------------------------------------------------------------------------------------


                    MUNICIPAL NOTES AND VARIABLE RATE SECURITIES--101.5%
                    Alabama--5.2%
    $  900M         City of Birmingham Wts., Series A, VR, 3.5% (LOC; Regions Bank)           $   900,000        $   521
------------------------------------------------------------------------------------------------------------------------
                    California--.9%
       150M         San Francisco City & County General Obligation Bonds, 3.63%, 6/15/99
                         (MBIA Insured)                                                           151,211             88
------------------------------------------------------------------------------------------------------------------------
                    District of Columbia--5.8%
     1,000M         District of Columbia Rev. Bonds (American University), VR, 3.6%
                         (LOC; National Westminster Bank)                                       1,000,000            579
------------------------------------------------------------------------------------------------------------------------
                    Florida--4.6%
       800M         Sunshine State Governmental Financing Commission, CP, 3.65%, 7/13/98
                         (LOC; Canadian Imperial Bank Corp.)                                      800,000            463
------------------------------------------------------------------------------------------------------------------------
                    Georgia--2.9%
       500M         Municipal Electric Authority of Georgia, CP, 3.65%, 9/10/98
                         (LOC; Morgan Guaranty Trust, Credit Suisse First Boston,
                         Bayerishe Landesbank)                                                    500,000            290
------------------------------------------------------------------------------------------------------------------------
                    Illinois--5.8%
     1,000M         Illinois Edl. Facs. Auth. Rev. Bonds (Field Museum Nat. Hist.),
                         VR, 3.5% (LOC; Northern Trust Company)                                 1,000,000            579
------------------------------------------------------------------------------------------------------------------------
                    Louisiana--5.8%
     1,000M         Jefferson Parish Hosp. Svc. Rev. Bonds (Service District No. 2),
                         VR, 3.6% (FGIC Insured)(SPA; FGIC Securities)                          1,000,000            579
------------------------------------------------------------------------------------------------------------------------
                    Maine--2.9%
       500M         Maine Health & Higher Ed. Fac. Auth. Rev. Bonds (New England Inc.-
                         Series B), VR, 3.6% (AMBAC Insured)(SPA; First National Bank Chicago)    500,000            290
------------------------------------------------------------------------------------------------------------------------
                    Maryland--4.6%
       800M         Baltimore County Poll. Control Rev. Bonds (Baltimore Gas & Electric Co.),
                         CP, 3.65%, 8/6/98                                                        800,000            463
------------------------------------------------------------------------------------------------------------------------
                    Missouri--5.1%
       875M         Missouri State Env. Impt. & Energy Res. Auth. Poll. Control Rev. Bonds,
                         (National Rural Utilities Coop. Fin. Corp.) VR, 3.65%                    875,000            507
------------------------------------------------------------------------------------------------------------------------
                    New York--9.1%
     1,330M         Babylon Indl. Dev. Agy. Rev. Bonds (Ogden Martin Sys. Babylon Inc.),
                         3.90%, 7/1/98 (Prerefunded)                                            1,369,900            794
       194M         East Ramapo Central School District General Obligation Bonds, Series A,
                         4.60%, 5/15/99 (FSA Insured)                                             195,476            113
------------------------------------------------------------------------------------------------------------------------
                                                                                                1,565,376            907
------------------------------------------------------------------------------------------------------------------------
                    Ohio--3.5%
       600M         Ohio State Water Dev. Auth. Poll. Ctl. Facs. Rev. Bonds (Cleveland Illum.),
                         CP, 3.7%, 8/11/98 (Liquidity Facility-FGIC)                              600,000            348
------------------------------------------------------------------------------------------------------------------------
                    Oregon--4.6%
       300M         Klamath Falls, Elec. Rev. Bonds (Salt Caves Hydro. Project), VR, 3.8%
                         (Escrowed to put in U.S. Treasury Securities)                            300,000            174
       500M         Multinomah County School District No. 1J Portland Tax & Revenue
                         Anticipation Notes, 3.65%, 6/30/99                                       502,885            291
------------------------------------------------------------------------------------------------------------------------
                                                                                                  802,885            465
------------------------------------------------------------------------------------------------------------------------
                    Pennsylvania--7.4%
       380M         Lehigh County General Purpose Auth. Rev. Bonds (Good Shepherd
                         Rehabilitation Hospital), 3.75%, 11/15/98 (AMBAC Insured)                380,349            220
       900M         York County General Auth. Pooled Fin. Rev. Bonds, VR, 3.6%
                         (LOC; First Union National Bank)                                         900,000            522
------------------------------------------------------------------------------------------------------------------------
                                                                                                1,280,349            742
------------------------------------------------------------------------------------------------------------------------
                    South Carolina--2.3%
       400M         South Carolina Ed. Facs. Auth. Rev. Bonds (Presbyterian Coll. Proj.),
                         VR, 3.6% (LOC; Wachovia Bank of South Carolina)                          400,000            232
------------------------------------------------------------------------------------------------------------------------
                    Tennessee--4.6%
       800M         Clarksville Public Building Authority Bonds, VR, 3.6%
                         (LOC; NationsBank of Florida)                                            800,000            463
------------------------------------------------------------------------------------------------------------------------
                    Texas--2.9%
       500M         State of Texas Tax & Rev. Antic. Nts., 4.75%, 8/31/98                         500,724            290
------------------------------------------------------------------------------------------------------------------------
                    Virginia--7.0%
       700M         Alexandria Indl. Dev. Auth. Rev. Bonds, VR, 3.6%
                         (LOC; NationsBank)                                                       700,000            405
       100M         Lynchburg Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mid Atlantic/Cap-E),
                         VR, 3.6% (AMBAC Insured)(SPA; Mellon Bank)                               100,000             58
       400M         Lynchburg Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mid Atlantic/Cap-G),
                         VR, 3.6% (AMBAC Insured)(SPA; Mellon Bank)                               400,000            232
------------------------------------------------------------------------------------------------------------------------
                                                                                                1,200,000            695
------------------------------------------------------------------------------------------------------------------------
                    Washington--7.2%
       750M         Port Kalama, Washington Pub. Corp. Rev. Bonds (Conagra Inc. Proj.),
                         VR, 3.5% (LOC; Morgan Guaranty Trust Co.)                                750,000            434
       200M         Washington State Hsg. Fin. Commn. Rev. Bonds (Emerald Height Proj.),
                         VR, 4.0% (LOC; U.S. Bank of Washington)                                  200,000            116
       300M         Washington State Hsg. Fin. Commn. Rev. Bonds (Panorama City Proj.),
                         VR, 4.2% (LOC; Key Bank of Washington)                                   300,000            174
------------------------------------------------------------------------------------------------------------------------
                                                                                                1,250,000            724
------------------------------------------------------------------------------------------------------------------------
                    West Virginia--1.2%
       200M         West Virginia Hosp. Fin. Auth. Hosp. Rev. Bonds (St. Joseph's Hospital
                         Proj.), VR, 3.6% (LOC; Bank One of West Virginia)                        200,000            116
------------------------------------------------------------------------------------------------------------------------
                    Wisconsin--4.6%
       300M         Racine Promissory Notes (Unlimited General Obligation) Series B,
                         3.5% 12/1/98                                                             300,609            174
       500M         Racine Unified School District Tax & Rev. Antic. Notes, 4.25%, 8/24/98        500,285            290
------------------------------------------------------------------------------------------------------------------------
                                                                                                  800,894            464
------------------------------------------------------------------------------------------------------------------------
                    Wyoming--3.5%
       600M         Kemmerer Pollution Control Rev. Bonds (Exxon Corp.) VR, 3.7%                  600,000            348
------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $17,526,439)+                  101.5%               17,526,439         10,153
Excess of Liabilities Over Other Assets                                    (1.5)                 (264,049)          (153)
------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%              $17,262,390        $10,000
========================================================================================================================

The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund.
  Interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at June 30, 1998. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

 + Aggregate cost for federal income tax purposes is the same.

   Summary of Abbreviations:
     CP     Municipal Commercial Paper
     LOC    Letter of Credit
     SPA    Security Purchase Agreement
     VR     Variable Rate Securities

See notes to financial statements





Statement of Assets and Liabilities
June 30, 1998

--------------------------------------------------------------------------------------------------------------------
                                                                    First Investors                  First Investors
                                                                    Cash Management                 Tax-Exempt Money
                                                                          Fund, Inc.                Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------------

Assets
Investments in securities (Note 1A):
At amortized cost                                                      $147,746,715                      $17,526,439
                                                                      =============                    =============
At value                                                               $147,746,715                      $17,526,439
Cash                                                                      1,561,095                          241,270
Interest receivable                                                         500,999                          116,564
Investment securities sold                                                       --                          158,600
Other assets                                                                 24,200                            4,891
                                                                      -------------                    -------------
Total Assets                                                            149,833,009                       18,047,764
                                                                      -------------                    -------------

Liabilities
Payables:
Investment securities purchased                                                  --                          698,758
Dividend disbursing agent                                                   601,883                           40,392
Capital shares redeemed                                                     220,346                           30,749
Accrued expenses                                                             80,460                            8,366
Accrued advisory fee                                                         62,271                            7,109

Total Liabilities                                                           964,960                          785,374
                                                                      -------------                    -------------
Net Assets                                                             $148,868,049                      $17,262,390
                                                                      =============                    =============

Capital shares outstanding (Note 2):
Class A                                                                 148,377,103                       17,261,388
Class B                                                                     490,946                            1,002
Net asset value, offering price and redemption price per share--
Class A and Class B
(Net assets divided by shares outstanding)                                    $1.00                            $1.00
                                                                              =====                            =====

See notes to financial statements





Statement of Operations
Six Months Ended June 30, 1998

------------------------------------------------------------------------------------------------------------------
                                                                       First Investors             First Investors
                                                                       Cash Management            Tax-Exempt Money
                                                                             Fund, Inc.           Market Fund, Inc.
------------------------------------------------------------------------------------------------------------------

Investment Income

Interest income                                                             $4,045,353                    $314,752
                                                                      ----------------            ----------------

Expenses (Notes 1 and 3):
Advisory fee                                                                   357,322                      43,694
Shareholder servicing costs                                                    392,560                      39,892
Custodian fees                                                                  37,591                       5,313
Professional fees                                                               22,793                       8,925
Reports and notices to shareholders                                             19,341                       2,481
Other expenses                                                                   6,733                         958
                                                                      ----------------            ----------------
Total expenses                                                                 836,340                     101,263
Less: Expenses waived or assumed                                              (267,675)                    (31,760)
Custodian fees paid indirectly                                                      --                        (147)
                                                                      ----------------            ----------------
Net expenses                                                                   568,665                      69,356
                                                                      ----------------            ----------------
Net investment income                                                        3,476,688                     245,396
Net realized loss on investments                                                   (44)                         --
                                                                      ----------------            ----------------
Net Increase in Net Assets Resulting from Operations                        $3,476,644                    $245,396
                                                                      ================            ================

See notes to financial statements





Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------
                                                        First Investors                          First Investors
                                                        Cash Management                          Tax-Exempt Money
                                                        Fund, Inc.                               Market Fund, Inc.
                                           ------------------------------------     ------------------------------------
                                           Six Months Ended          Year Ended     Six Months Ended          Year Ended
                                              June 30, 1998   December 31, 1997        June 30, 1998   December 31, 1997
------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income                          $  3,476,688        $  6,518,603          $   245,396         $   623,954
Net realized loss on investments                        (44)               (395)                  --                  --
                                             --------------      --------------       --------------      --------------
Net increase in net assets resulting
from operations and declared as
distributions to shareholders
(Note 1C)                                      $  3,476,644        $  6,518,208          $   245,396         $   623,954
                                             ==============      ==============       ==============      ==============

Capital Share Transactions (Note 2)
Class A:
Proceeds from shares sold                      $122,718,014        $233,709,809          $ 9,944,401         $28,663,885
Reinvestment of distributions                     2,814,618           6,358,311              203,027             613,112
Cost of shares redeemed                        (116,717,958)       (234,306,443)         (11,566,280)        (33,484,370)
                                             --------------      --------------       --------------      --------------
                                                  8,814,674           5,761,677           (1,418,852)         (4,207,373)
                                             --------------      --------------       --------------      --------------

Class B:
Proceeds from shares sold                           430,767             743,487                5,208               8,935
Reinvestment of distributions                         4,880               8,777                   43                 952
Cost of shares redeemed                            (212,078)           (591,831)             (17,461)            (76,506)
                                             --------------      --------------       --------------      --------------
                                                    223,569             160,433              (12,210)            (66,619)
                                             --------------      --------------       --------------      --------------
Total increase (decrease) in net assets           9,038,243           5,922,110           (1,431,062)         (4,273,992)

Net Assets
Beginning of period                             139,829,806         133,907,696           18,693,452          22,967,444
                                             --------------      --------------       --------------      --------------
End of period                                  $148,868,049        $139,829,806          $17,262,390         $18,693,452
                                             ==============      ==============       ==============      ==============
See notes to financial statements




Notes to Financial Statements
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

1. Significant Accounting Policies--The Funds are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax, consistent with the preservation of capital and maintenance of liquidity.

A. Security Valuation--Each Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

B. Federal Income Taxes--It is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve the Funds from all, or substantially all, federal income taxes.

C. Distributions--The Funds declare distributions daily and pay distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Distributions paid by the Tax-Exempt Money Market Fund from net investment income are considered exempt-interest dividends and as such should not be subject to federal income taxes.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the recorded amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for both financial statement and federal income tax purposes. Interest income and estimated expenses are accrued daily. For the six months ended June 30, 1998, the custodian of Tax-Exempt Money Market Fund has provided credits in the amount of $147 against custodian charges based on the uninvested cash balances of the Fund.

2. Capital Stock--At June 30, 1998, paid-in capital amounted to $148,868,049 for the Cash Management Fund and $17,262,390 for the Tax-Exempt Money Market Fund. The numbers of shares transacted during the period are the same as the amounts included in the Statement of Changes in Net Assets since shares are recorded at $1.00 per share. Each Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% after the sixth year, which is payable to FIC as underwriter of the Funds.

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Funds are officers and directors of the investment adviser, First Investors Management Company, Inc. ("FIMCO"), the underwriter, First Investors Corporation ("FIC"), the transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Cash Management Fund's Individual Retirement Accounts. Directors of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 1998, total directors fees accrued by the Funds amounted to $4,500 for the Cash Management Fund and $150 for the Tax-Exempt Money Market Fund.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .50% of each Fund's average daily net assets. For the six months ended June 30, 1998, the investment adviser assumed expenses of the Cash Management Fund and the Tax-Exempt Money Market Fund of $173,345 and $21,555, respectively.

For the six months ended June 30, 1998, shareholder servicing costs of the Cash Management Fund included transfer agent fees accrued to ADM of $281,794 (of which $93,931 was waived) and $10,248 in custodian fees paid to FFS. The Tax-Exempt Money Market Fund's shareholder servicing costs included transfer agent fees accrued to ADM in the amount of $30,594 (of which $10,198 was waived).

For the six months ended June 30, 1998, FIC received contingent deferred sales charges from the redemption of Class B shares of the Cash Management Fund and the Tax-Exempt Money Market Fund amounting to $2,668 and $125, respectively. In addition, Class B shares are subject to distribution plan fees which are payable monthly to FIC at the annual rate of up to 1% of the Class B shares' average daily net assets. For the six months ended June 30, 1998, FIC received a total of $1,218 in distribution plan fees from the two Funds, after waiving $406 (or 25% of the fee). Such amounts are included in other expenses on the Statement of Operations.

4. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 1998, the Cash Management Fund held one restricted security with a value of $2,865,161 representing approximately 1.9% of the Fund's net assets. This security is valued as set forth in Note 1A.




Financial Highlights
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------------------------
                           Per  Share  Data                                          Ratios / Supplemental  Data
                 ------------------------------------                       --------------------------------------------------
                                                                                                             Ratio to Average
                                                                                                                Net Assets
                                                                                         Ratio to             Prior to Waiver
                                                                                    Average Net Assets+      of Fees (Note 3)
                 Net Asset                                                         --------------------     ------------------
                     Value                    Dividends               Net Assets,                   Net                    Net
                (unchanged            Net      from Net      Total         End of            Investment             Investment
               during each     Investment    Investment     Return         Period   Expenses     Income     Expenses    Income
                    period)        Income        Income         (%)    (thousands)        (%)        (%)          (%)       (%)
------------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
------------------------------------------
CLASS A
-------
1993                 $1.00          $.025         $.025       2.57       $127,178        .70       2.54         1.15      2.09
1994                  1.00           .036          .036       3.69        128,495        .70       3.72         1.15      3.26
1995                  1.00           .053          .053       5.42        128,635        .70       5.29         1.18      4.81
1996                  1.00           .048          .048       4.89        133,801        .70       4.78         1.19      4.29
1997                  1.00           .049          .049       4.98        139,562        .77       4.87         1.19      4.45
1/1/98-6/30/98        1.00           .024          .024       2.46        148,377        .79(a)    4.87(a)      1.17(a)   4.49(a)

CLASS B
-------
1995*                 1.00           .044          .044       4.46             56       1.45(a)    4.54(a)      1.93(a)   4.06(a)
1996                  1.00           .040          .040       4.11            107       1.45       4.03         1.94      3.54
1997                  1.00           .041          .041       4.20            267       1.52       4.12         1.94      3.70
1/1/98-6/30/98        1.00           .021          .021       2.08            491       1.54(a)    4.12(a)      1.92(a)   3.74(a)

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
--------------------------------------------------
CLASS A
-------
1993                 $1.00          $.018         $.018       1.85        $23,857        .70       1.83          .92      1.61
1994                  1.00           .022          .022       2.24         26,424        .70       2.24         1.02      1.92
1995                  1.00           .032          .032       3.24         25,045        .71       3.18         1.06      2.84
1996                  1.00           .028          .028       2.85         22,888        .71       2.81         1.08      2.44
1997                  1.00           .030          .030       3.00         18,680        .75       2.95         1.12      2.58
1/1/98-6/30/98        1.00           .014          .014       1.41         17,261        .80(a)    2.81(a)      1.16(a)   2.45(a)

CLASS B
-------
1995*                 1.00           .024          .024       2.40            .01       1.46(a)   2.43(a)       1.81(a)   2.09(a)
1996                  1.00           .020          .020       2.04             80       1.46      2.06          1.83      1.69
1997                  1.00           .022          .022       2.20             13       1.50      2.20          1.87      1.83
1/1/98-6/30/98        1.00           .008          .008        .79              1       1.55(a)   2.06(a)       1.91(a)   1.70(a)

 + Net of fees waived or assumed
 * For the period January 12, 1995 (date Class B shares were first offered) to December 31, 1995
(a) Annualized

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Boards of Directors of First Investors Cash Management Fund, Inc. and
First Investors Tax-Exempt Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. including the portfolios of investments, as of June 30, 1998, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997 and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. at June 30, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                  Tait, Weller & Baker
Philadelphia, Pennsylvania
July 31, 1998



FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Directors
------------

James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
------------

Glenn O. Head
President

Michael J. O'Keefe
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Each Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that either Fund will be able to do so or to achieve its investment objective. An investment in either Fund is neither insured nor guaranteed by the U.S. Government.

Shareholder Information
------------------------

Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is each Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. Each Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.